Intangible Assets	9 Months Ended
Sep. 30, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

4. Intangible Assets

Intangible assets consisted of the following:

		DECEMBER 31, 2014			DECEMBER 31, 2015
	USEFUL LIVES	GROSS	ACCUMULATED AMORTIZATION	NET	GROSS	ACCUMULATED AMORTIZATION	NET

	(Years)				(in thousands)
Patents	7	$150	$(139)	$11	$150	$(150)	$—
Customer list	7-8	700	(575)	125	700	(663)	37
Technology	4	850	(850)	—	850	(850)	—
		$1,700	$(1,564)	$136	$1,700	$(1,663)	$37

The weighted-average remaining amortization period for the intangible assets is 0.2 years. Amortization expense related to these intangibles was $110,000 and $99,000 for 2014 and 2015, respectively.